STOCKHOLDERS' EQUITY - Summary of warrant activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maximum [Member]
Share Based Compensation Warrant Activity [Line Items]
Weighted Average exercise price, Beginning	$ 0.37	$ 0.37
Weighted Average exercise price, Ending	0.45	0.37
Minimum [Member]
Share Based Compensation Warrant Activity [Line Items]
Weighted Average exercise price, Beginning	0.23	0.23
Weighted Average exercise price, Ending	$ 0.125	$ 0.23
Warrant
Share Based Compensation Warrant Activity [Line Items]
Number of shares, Beginning	10,420,594	4,220,594
Number of shares, Issuances	1,043,988	8,125,000
Number of shares, Exercises	(1,935,294)	(1,925,000)
Number of shares, Ending	9,529,288	10,420,594
Weighted Average exercise price, Beginning	$ 0.24	$ 0.24
Weighted Average exercise price, Issuances	0.45	0.18
Weighted Average exercise price, Exercises	0.125	0.125
Weighted Average exercise price, Ending	$ 0.21	$ 0.24